Long-Term Debt - Additional Information - Revolvers (Detail)	6 Months Ended
	Jun. 30, 2016 USD ($) Vessel CreditFacility	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Amount reduced under revolving credit facilities, remainder of 2016	$ 197,900,000
Amount reduced under revolving credit facilities, 2017	640,200,000
Amount reduced under revolving credit facilities, 2018	623,500,000
Amount reduced under revolving credit facilities, 2019	755,300,000
Amount reduced under revolving credit facilities, 2020	$ 264,800,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | CreditFacility	5
Revolving credit facilities borrowing capacity	$ 383,400,000
Line of Credit Facility, Remaining Borrowing Capacity	40,000,000
Amount reduced under revolving credit facilities, remainder of 2016	58,300,000
Amount reduced under revolving credit facilities, 2017	166,700,000
Amount reduced under revolving credit facilities, 2018	115,400,000
Amount reduced under revolving credit facilities, 2019	$ 43,000,000
Debt instrument collateral, description	The revolving credit facilities are collateralized by first-priority mortgages granted on 21 of the Partnership's vessels, together with other related security.
Revolving Credit Facility [Member] | Guaranteed by Partnership and Subsidiaries [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | CreditFacility	4
Minimum liquidity required by revolving credit facility covenants descriptions	Four of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership's total consolidated debt.
Minimum level of free cash be maintained as per loan agreements	$ 75,000,000
Long-term line of credit, noncurrent		$ 324,100,000
Revolving Credit Facility [Member] | Guaranteed by Partnership and Subsidiaries [Member] | Minimum [Member]
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%
Revolving Credit Facility [Member] | Guaranteed by Teekay Corporation [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | CreditFacility	1
Minimum liquidity required by revolving credit facility covenants descriptions	Two revolving credit facilities are guaranteed by Teekay Corporation and contain covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.
Minimum level of free cash be maintained as per loan agreements	$ 50,000,000
Long-term line of credit, noncurrent		$ 19,300,000
Revolving Credit Facility [Member] | Guaranteed by Teekay Corporation [Member] | Minimum [Member]
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%
Equipment [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels | Vessel	21